ACCOUNTS RECEIVABLE , NET	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

5.           ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2019	2020
Accounts receivable	2,896	2,311
Less: allowance for doubtful accounts	(92)	(467)
Accounts receivable, net	2,804	1,844

Movement of allowance for doubtful accounts was as follows:

	As of December 31,
	2019	2020
Balance at beginning of the year	34	92
Adoption of ASC326	—	343
Addition	58	15
Foreign currency adjustment	—	17
Balance at end of the year	92	467